Expense Example, No Redemption - FidelityInternationalSmallCapFund-AMCIZPRO - FidelityInternationalSmallCapFund-AMCIZPRO - Fidelity International Small Cap Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor International Small Cap Fund - Class A
Expense Example, No Redemption:
1 Year	$ 712
3 Years	1,001
5 Years	1,312
10 Years	2,190
Fidelity Advisor International Small Cap Fund - Class C
Expense Example, No Redemption:
1 Year	222
3 Years	685
5 Years	1,175
10 Years	2,331
Fidelity Advisor International Small Cap Fund - Class M
Expense Example, No Redemption:
1 Year	516
3 Years	864
5 Years	1,236
10 Years	2,278
Fidelity Advisor International Small Cap Fund - Class I
Expense Example, No Redemption:
1 Year	118
3 Years	368
5 Years	638
10 Years	1,409
Fidelity Advisor International Small Cap Fund - Class Z
Expense Example, No Redemption:
1 Year	105
3 Years	328
5 Years	569
10 Years	$ 1,259